Shareholders’ equity (deficiency) (Details) - Schedule of stock based compensation costs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Stock Based Compensation Costs Abstract
Cost of revenues	$ 587	$ 149
Research and development	1,251	1,208
Sales and marketing	2,529	591
General and administrative	2,096	1,454
Total	$ 6,463	$ 3,402